Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The items comprising income tax (benefit) expense are as follows:

Year Ended December 31 (In millions)	2017	2016	2015
Provision (benefit) for current income taxes:
Federal	$4.9	$—	$—
State	(4.2)	(5.7)	(5.2)
Total provision (benefit) for current income taxes	0.7	(5.7)	(5.2)
(Benefit) provision for deferred income taxes, net:
Federal	(75.9)	126.0	98.8
State	26.0	28.0	4.5
Total (benefit) provision for deferred income taxes, net	(49.9)	154.0	103.3
Deferred federal investment tax credits, net	(0.1)	(0.2)	(0.7)
Total income tax (benefit) expense	$(49.3)	$148.1	$97.4

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following schedule reconciles the statutory tax rates to the effective income tax rate:

Year Ended December 31	2017	2016	2015
Statutory federal tax rate	35.0%	35.0%	35.0%
Federal deferred tax revaluation	(41.2)	—	—
Federal renewable energy credit (A)	(4.8)	(6.8)	(8.9)
401(k) dividends	(0.5)	(0.6)	(0.7)
Federal investment tax credits, net	(0.1)	(0.8)	(0.2)
Other	(0.1)	0.1	0.3
State income taxes, net of federal income tax benefit	2.0	1.9	0.1
Amortization of net unfunded deferred taxes	0.7	0.7	0.9
Remeasurement of state deferred tax liabilities	0.4	0.9	(0.8)
Uncertain tax positions	—	0.1	0.7
Effective income tax rate	(8.6)%	30.5%	26.4%

(A)	Represents credits associated with the production from OG&E's wind farms.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of Deferred Income Taxes at December 31, 2017 and 2016 were as follows:

December 31 (In millions)	2017	2016
Deferred income tax liabilities, net:
Accelerated depreciation and other property related differences	$1,449.6	$2,103.2
Investment in Enable Midstream Partners	441.7	657.3
Regulatory asset	18.9	34.4
Company Pension Plan	11.5	16.5
Bond redemption-unamortized costs	2.6	4.3
Derivative instruments	1.6	2.2
Income taxes (recoverable from) refundable to customers, net	(244.3)	24.1
Federal tax credits	(218.5)	(220.6)
State tax credits	(141.7)	(112.2)
Postretirement medical and life insurance benefits	(25.2)	(48.9)
Net operating losses	(21.1)	(31.7)
Asset retirement obligations	(19.2)	(24.5)
Regulatory liabilities	(16.8)	(34.6)
Accrued liabilities	(7.4)	(16.1)
Accrued vacation	(2.1)	(3.5)
Other	(0.9)	(14.0)
Deferred federal investment tax credits	(0.5)	(0.8)
Uncollectible accounts	(0.4)	(0.6)
Total deferred income tax liabilities, net	$1,227.8	$2,334.5

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
Following is a reconciliation of the Company’s total gross unrecognized tax benefits as of the years ended December 31, 2017, 2016 and 2015.

(In millions)	2017	2016	2015
Balance at January 1	$20.7	$20.2	$16.1
Tax positions related to current year:
Additions	—	0.5	4.1
Balance at December 31	$20.7	$20.7	$20.2

Summary of Tax Credit Carryforwards [Table Text Block]
The following table summarizes these carry forwards:

(In millions)	Carry Forward Amount	Deferred Tax Asset	Earliest Expiration Date
State operating loss	$472.1	$21.1	2030
Federal tax credits	218.5	218.5	2029
State tax credits:
Oklahoma investment tax credits	144.1	113.8	N/A
Oklahoma capital investment board credits	8.5	8.5	N/A
Oklahoma zero emission tax credits	24.1	19.4	2020